Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
August 31, 2023

Dates Covered
Collections Period	08/01/23 - 08/31/23
Interest Accrual Period	08/15/23 - 09/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/23	134,117,411.96	13,224
Yield Supplement Overcollateralization Amount 07/31/23	1,965,699.85	0
Receivables Balance 07/31/23	136,083,111.81	13,224
Principal Payments	8,215,129.93	492
Defaulted Receivables	110,430.53	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/23	1,766,870.13	0
Pool Balance at 08/31/23	125,990,681.22	12,725

Pool Statistics	$ Amount	# of Accounts
Pool Factor	14.61%
Prepayment ABS Speed	1.10%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,391,152.04	159
Past Due 61-90 days	623,362.17	41
Past Due 91-120 days	78,051.71	5
Past Due 121+ days	0.00	0
Total	3,092,565.92	205

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.55%
Delinquency Trigger Occurred	NO

Recoveries	133,378.35
Aggregate Net Losses/(Gains) - August 2023	(22,947.82)
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	-0.20%
Prior Net Losses/(Gains) Ratio	-0.12%
Second Prior Net Losses/(Gains) Ratio	-0.02%
Third Prior Net Losses/(Gains) Ratio	0.62%
Four Month Average	0.07%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.40%
Weighted Average Contract Rate, Yield Adjusted	5.95%
Weighted Average Remaining Term	23.80

Flow of Funds	$ Amount
Collections	8,853,608.96
Investment Earnings on Cash Accounts	13,226.28
Servicing Fee	(113,402.59)
Transfer to Collection Account	-
Available Funds	8,753,432.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	92,906.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	3,942,335.83
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	486,498.23

Total Distributions of Available Funds	8,753,432.65

Servicing Fee	113,402.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 08/15/23	129,933,017.05
Principal Paid	8,126,730.74
Note Balance @ 09/15/23	121,806,286.31

Class A-1
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2a
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2b
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-3
Note Balance @ 08/15/23	15,353,017.05
Principal Paid	8,126,730.74
Note Balance @ 09/15/23	7,226,286.31
Note Factor @ 09/15/23	2.6334863%

Class A-4
Note Balance @ 08/15/23	76,910,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	76,910,000.00
Note Factor @ 09/15/23	100.0000000%

Class B
Note Balance @ 08/15/23	25,110,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	25,110,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Note Balance @ 08/15/23	12,560,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	12,560,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	140,203.68
Total Principal Paid	8,126,730.74
Total Paid	8,266,934.42

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	14,073.60
Principal Paid	8,126,730.74
Total Paid to A-3 Holders	8,140,804.34

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1679528
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.7351766
Total Distribution Amount	9.9031294

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0512886
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.6163657
Total A-3 Distribution Amount	29.6676543

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	485.11
Noteholders' Principal Distributable Amount	514.89

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/23	2,092,197.46
Investment Earnings	9,345.76
Investment Earnings Paid	(9,345.76)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$727,006.21	$661,726.76	$488,237.76
Number of Extensions	52	47	36
Ratio of extensions to Beginning of Period Receivables Balance	0.53%	0.46%	0.32%